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                                                As filed pursuant to Rule 497(e)
                                                under the Securities Act of 1933
                                                Registration No. 333-63511 and
                                                811-09003


                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                         VARIABLE ANNUITY ACCOUNT SEVEN
                         SUPPLEMENT TO THE POLARIS PLUS
                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED SEPTEMBER 1, 2000
                       As supplemented on January 31, 2001


The following supplements the 1 YEAR WITH redemption and SINCE INCEPTION WITH redemption performance columns appearing on the STANDARDIZED HISTORICAL PERFORMANCE OF THE SEPARATE ACCOUNT FOR THE PERIOD ENDING APRIL 30, 2000 AVERAGE ANNUAL TOTAL RETURN chart on page 6 of the STATEMENT OF ADDITIONAL INFORMATION for solicitations in the state of Washington:


--------------------------------------------------------------------------------------------------------

                                                                                         SINCE
                                                    1 YEAR                             INCEPTION
                                          (STATE OF WASHINGTON ONLY)          (STATE OF WASHINGTON ONLY)
--------------------------------------------------------------------------------------------------------
                                                WITH REDEMPTION                     WITH REDEMPTION
--------------------------------------------------------------------------------------------------------
Capital Appreciation                                51.37%                              52.31%
Growth                                              13.70%                              15.23%
Government & Quality Bond                           -7.73%                              -6.96%
Corporate Bond                                      -9.85%                              -8.59%
Global Bond                                         -8.25%                              -6.71%
High Yield                                          -9.46%                              -5.87%
Worldwide High Income                               -0.28%                               5.77%
Asset Allocation                                    -3.28%                               0.51%
Growth & Income                                     11.42%                              13.62%
Davis Venture Value                                  6.58%                              11.50%
Putnam Growth                                       10.03%                               9.20%
Alliance Growth                                     16.95%                              13.28%
Global Equities                                     19.73%                              19.43%
Federated Utility                                   -8.95%                              -4.77%
SunAmerica Balanced                                  4.02%                               4.61%
Federated Value                                    -14.05%                              -7.85%
Aggressive Growth                                   41.47%                              42.16%
International Diversified Equities                  -0.01%                               2.53%
Emerging Markets                                    19.85%                              35.36%
International Growth & Income                        2.73%                              11.40%
Real Estate                                        -13.81%                              -4.04%
"Dogs" of Wall Street                              -24.72%                             -16.00%
Equity Income                                      -13.48%                              -7.24%
Equity Index                                        -1.52%                               1.14%
Small Company Value                                  8.40%                              17.49%




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The following supplements the 5 YEAR and the 10 YEARS OR SINCE INCEPTION columns appearing on the ADJUSTED HISTORICAL PERFORMANCE OF THE UNDERLYING FUNDS FOR THE PERIOD ENDING APRIL 30, 2000 AFTER REDEMPTION chart on page 7 of the STATEMENT
OF ADDITIONAL INFORMATION for solicitations in the state of Washington:


--------------------------------------------------------------------------------------------------------
                                                                                     10 YEARS OR
                                                    5 YEAR                          SINCE INCEPTION
                                          (STATE OF WASHINGTON ONLY)          (STATE OF WASHINGTON ONLY)
--------------------------------------------------------------------------------------------------------
Capital Appreciation                                  31.46%                              23.68%
Growth                                                24.78%                              17.15%
Government & Quality Bond                              4.55%                               6.75%
--------------------------------------------------------------------------------------------------------

Corporate Bond                                         3.85%                               3.86%
Global Bond                                            6.17%                               5.67%
High Yield                                             5.36%                               5.79%
Worldwide High Income                                  8.85%                               8.45
Asset Allocation                                      11.52%                              10.80
Growth & Income                                       26.25%                              19.84
Davis Venture Value                                   21.90%                              22.31
Putnam Growth                                         23.88%                              16.89
Alliance Growth                                       32.67%                              25.10
Global Equities                                       17.20%                              15.05
Federated Utility                                       N/A                                9.39
SunAmerica Balanced                                     N/A                               17.73
Federated Value                                         N/A                               12.55
Aggressive Growth                                       N/A                               24.53
International Diversified Equities                     9.22%                               7.81
Emerging Markets                                        N/A                               -3.06
International Growth & Income                           N/A                               11.13
Real Estate                                             N/A                               -4.44
"Dogs" of Wall Street                                   N/A                              -10.98
Equity Income                                           N/A                               -7.24
Equity Index                                            N/A                                1.14
Small Company Value                                     N/A                               17.49


* For portfolios with six years of performance, withdrawal charge Schedule B as defined in the prospectus was used. Under withdrawal charge Schedule A and C (as defined in the prospectus) no surrender charge would apply (STATE OF WASHINGTON ONLY).




Please keep this supplement with your Statement of Additional Information.


Date:    January 31, 2001




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